Payables and Other Non-current Liabilities - Narrative (Details) € in Millions, R$ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2019 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Trade And Other Payables [Line Items]
Payables and other non-current liabilities		€ 3,546	€ 3,089
Additions		1,530	2,410
Non-current portion of non-current borrowings		1,293	1,361
Non-current government grants		53	55
Telefónica Brazil
Trade And Other Payables [Line Items]
Non-current portion of non-current borrowings		243	292
Licenses
Trade And Other Payables [Line Items]
Additions		173	1,188
Payment on borrowings		657	165
Licenses | Telefónica Brazil
Trade And Other Payables [Line Items]
Liabilities		331	704		R$ 1,844	R$ 4,451
Payables and other non-current liabilities		214	270		R$ 1,192	R$ 1,704
Additions			700	R$ 4,459
Telefónica Germany | Licenses
Trade And Other Payables [Line Items]
Additions	€ 1,425
Payment on borrowings		108	108
Outstanding balance		998	1,097
Non-current portion of non-current borrowings		€ 891	€ 990